Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 8,498,873	$ 938,282
Trade accounts receivable, net	2,264,151	1,528,055
Other receivables	704,675	460,209
Inventories	736,166	1,385,280
Restricted cash	5,489,456	1,518,036
Prepaid expenses	111,746	226,033
Due from related companies	210,268	0
Total current assets	18,015,335	6,055,895
Long-term assets
Vessels, net	108,047,669	99,305,990
Restricted cash	1,900,000	2,150,000
Total assets	127,963,004	107,511,885
Current liabilities
Long-term debt, current portion	11,473,174	13,793,754
Related party loan, current	2,700,000	0
Trade accounts payable	1,067,263	1,074,518
Accrued expenses	842,130	704,508
Accrued preferred dividends	570,925	0
Deferred revenues	1,197,680	246,125
Derivatives	4,641,356	456,133
Due to related companies	0	2,984,759
Total current liabilities	22,492,528	19,259,797
Long-term liabilities
Long-term debt, net of current portion	47,362,737	37,318,084
Derivatives	57,327	393,899
Total long-term liabilities	47,420,064	37,711,983
Total liabilities	69,912,592	56,971,780
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 16,606 and 13,606 issued and outstanding, respectively)	13,060,713	15,940,713
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,348,216 and 2,632,342 issued and outstanding)	26,323	23,482
Additional paid-in capital	61,043,772	53,048,060
Accumulated deficit	(16,080,396)	(18,472,150)
Total shareholders’ equity	44,989,699	34,599,392
Total liabilities, mezzanine equity and shareholders’ equity	$ 127,963,004	$ 107,511,885